CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
CONSOLIDATED BALANCE SHEETS
Common shares - Shares authorized (in shares)	Unlimited	Unlimited
Common shares - Shares issued (in shares)	85,605,969	85,183,455
Common shares - Shares outstanding (in shares)	85,605,969	85,183,455